Cash flow information - Reconciliation of Net Income to Net Cash Flow Generated from Operating Activities and Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary cash flow information [abstract]
Income from continuing operations	$ 110,928	$ 106,622
Adjustments for:
Depreciation and amortization	307,604	365,344
Finance items:
Interest income	(156,278)	(91,234)
Interest and accretion expense	153,350	115,868
Realized and unrealized (gains) losses on financial instruments	(6,704)	1,184
Unrealized foreign exchange (gains) losses	(219)	(1,066)
Inventory write downs (reversals)	(15,552)	14,536
Write down of carrying value of property, plant and equipment	2,729	5,380
Tax prepayment offset		20,802
Income and other taxes	(154,013)	(110,291)
Other items	491	3,340
(Increase) decrease in:
Inventories	(13,885)	47,166
Trade, other receivables and prepaid expenses	14,439	(20,113)
(Decrease) increase in:
Trade and other payables	52,009	(23,076)
Deferred revenue	30,896	(35,302)
Cash generated from operating activities before interest and tax	$ 325,795	$ 399,160